Subsequent Events - Additional information (Detail) $ / shares in Units, $ in Millions, $ in Millions	Apr. 27, 2022 ARS ($)	Apr. 24, 2022 USD ($)	Apr. 14, 2022 ARS ($)	Apr. 14, 2022 $ / shares
Major business combination [member] | InterCement [member]
Disclosure of non-adjusting events after reporting period [line items]
Transfer of ownership interest, Percent		8.00%
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends Payable Equivalent Per Share | $ / shares				$ 8.797388907640520
Nominal Value Allocated To Optional Reserve For Future Dividends	$ 6,586
Dividends payable allocated to optional reserve for future dividends distribution			$ 5,150
Events After Reporting Period [Member] | Parent Company [Member] | United States of America, Dollars | LIBOR Plus Eight Percentage [Member] | Industrial And Commercial Bank Of China(Dubai Branch) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		$ 56
Events After Reporting Period [Member] | InterCement [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of borrowings guaranteed by beneficial owners		51.00%